UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006


Commission File Number of issuing entity: 333-130192-17


                 J.P. Morgan Mortgage Acquisition Trust 2006-NC2
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       56-2608604, 56-2608605, 56-2608607
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-NC2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
  A1A            [   ]           [   ]           [ x ]
  A1B            [   ]           [   ]           [ x ]
  A2             [   ]           [   ]           [ x ]
  A3             [   ]           [   ]           [ x ]
  A4             [   ]           [   ]           [ x ]
  A5             [   ]           [   ]           [ x ]
  M1             [   ]           [   ]           [ x ]
  M2             [   ]           [   ]           [ x ]
  M3             [   ]           [   ]           [ x ]
  M4             [   ]           [   ]           [ x ]
  M5             [   ]           [   ]           [ x ]
  M6             [   ]           [   ]           [ x ]
  M7             [   ]           [   ]           [ x ]
  M8             [   ]           [   ]           [ x ]
  M9             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC2. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on November 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                         J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    December 8, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC2 relating to the November 27, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC2
                                 November 27, 2006

                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          9
Delinquency Trend Group                                           10
Bankruptcies                                                      11
Foreclosures                                                      12
REO Properties                                                    13
REO Property Scheduled Balance                                    14
Principal Payoffs by Group occurred in this Distribution          14
Realized Loss Group Report                                        15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

            J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC2
                                 November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                             ENDING
             FACE             PRINCIPAL                                                       REALIZED   DEFERRED   PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL         INTEREST        TOTAL        LOSSES     INTEREST   BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A      223,083,000.00     201,299,324.61    7,878,122.29   1,005,657.88   8,883,780.17         0.00       0.00    193,421,202.32
A1B       55,771,000.00      50,325,056.75    1,969,539.40     253,722.16   2,223,261.56         0.00       0.00     48,355,517.35
A2       237,200,000.00     191,280,615.61    9,138,502.34     939,825.42  10,078,327.76         0.00       0.00    182,142,113.27
A3        77,300,000.00      77,300,000.00            0.00     384,760.75     384,760.75         0.00       0.00     77,300,000.00
A4        74,700,000.00      74,700,000.00            0.00     374,558.25     374,558.25         0.00       0.00     74,700,000.00
A5        38,262,000.00      38,262,000.00            0.00     195,359.40     195,359.40         0.00       0.00     38,262,000.00
M1        41,715,000.00      41,715,000.00            0.00     213,754.61     213,754.61         0.00       0.00     41,715,000.00
M2        47,877,000.00      47,877,000.00            0.00     246,646.35     246,646.35         0.00       0.00     47,877,000.00
M3        13,747,000.00      13,747,000.00            0.00      71,071.99      71,071.99         0.00       0.00     13,747,000.00
M4        20,383,000.00      20,383,000.00            0.00     106,314.33     106,314.33         0.00       0.00     20,383,000.00
M5        20,857,000.00      20,857,000.00            0.00     109,169.01     109,169.01         0.00       0.00     20,857,000.00
M6        10,902,000.00      10,902,000.00            0.00      57,662.50      57,662.50         0.00       0.00     10,902,000.00
M7        17,539,000.00      17,539,000.00            0.00      98,393.79      98,393.79         0.00       0.00     17,539,000.00
M8        10,902,000.00      10,902,000.00            0.00      62,359.44      62,359.44         0.00       0.00     10,902,000.00
M9        15,169,000.00      15,169,000.00            0.00      99,003.01      99,003.01         0.00       0.00     15,169,000.00
P                100.00             100.00            0.00     263,491.58     263,491.58         0.00       0.00            100.00
R                  0.00               0.00            0.00           0.00           0.00         0.00       0.00              0.00
TOTALS   905,407,100.00     832,258,096.97   18,986,164.03   4,481,750.47  23,467,914.50         0.00       0.00    813,271,932.94
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             NOTIONAL                                                         REALIZED    DEFERRED     NOTIONAL
CLASS       VALUE            BALANCE          PRINCIPAL          INTEREST          TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        948,076,340.00     874,927,336.93            0.00   1,523,435.95   1,523,435.95         0.00       0.00    855,940,976.53
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                     ENDING           PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL             PRINCIPAL        RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A         46629HAA4     902.35170143     35.31475859          4.50799873            39.82275732       867.03694284     5.450000%
A1B         46629HAB2     902.35170160     35.31475857          4.54935648            39.86411504       867.03694304     5.500000%
A2          46629FAA8     806.41068976     38.52656973          3.96216450            42.48873423       767.88412003     5.360000%
A3          46629FAB6   1,000.00000000      0.00000000          4.97750000             4.97750000     1,000.00000000     5.430000%
A4          46629FAC4   1,000.00000000      0.00000000          5.01416667             5.01416667     1,000.00000000     5.470000%
A5          46629FAD2   1,000.00000000      0.00000000          5.10583346             5.10583346     1,000.00000000     5.570000%
M1          46629FAE0   1,000.00000000      0.00000000          5.12416661             5.12416661     1,000.00000000     5.590000%
M2          46629FAF7   1,000.00000000      0.00000000          5.15166677             5.15166677     1,000.00000000     5.620000%
M3          46629FAG5   1,000.00000000      0.00000000          5.17000000             5.17000000     1,000.00000000     5.640000%
M4          46629FAH3   1,000.00000000      0.00000000          5.21583329             5.21583329     1,000.00000000     5.690000%
M5          46629FAJ9   1,000.00000000      0.00000000          5.23416647             5.23416647     1,000.00000000     5.710000%
M6          46629FAK6   1,000.00000000      0.00000000          5.28916713             5.28916713     1,000.00000000     5.770000%
M7          46629FAL4   1,000.00000000      0.00000000          5.61000000             5.61000000     1,000.00000000     6.120000%
M8          46629FAM2   1,000.00000000      0.00000000          5.72000000             5.72000000     1,000.00000000     6.240000%
M9          46629FAN0   1,000.00000000      0.00000000          6.52666689             6.52666689     1,000.00000000     7.120000%
P           46629JAB8   1,000.00000000      0.00000000  2,634,915.80000000     2,634,915.80000000     1,000.00000000     0.000000%
TOTALS                    919.20871503     20.96975386          4.94998379            25.91973765       898.23896117
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                     ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL          PRINCIPAL            INTEREST              TOTAL            NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C           46629JAA0     922.84481747      0.00000000          1.60687055             1.60687055       902.81862379     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


            J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC2
                                November 27, 2006

Dates:
Record Date                                                                                   11/24/06
Determination Date                                                                            11/15/06
Distribution Date                                                                             11/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                        318,260.22
Group 1                                                                                     154,294.38
Group 2                                                                                     163,965.84

Principal Prepayments (Total)                                                            18,640,129.58
Group 1                                                                                   9,684,016.88
Group 2                                                                                   8,956,112.70

Curtailments (Total)                                                                         27,937.18
Group 1                                                                                       9,419.37
Group 2                                                                                      18,517.81

Curtailment Interest Adjustments (Total)                                                         33.42
Group 1                                                                                          -4.99
Group 2                                                                                          38.41

Repurchase Principal (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Substitution Amounts (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Net Liquidation Proceeds (Total)                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00
Other Principal Adjustments (Total)                                                               0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00
Principal Stop Advances (Total)                                                                 196.37
Group 1                                                                                          63.95
Group 2                                                                                         132.42

Interest Funds:
Gross Interest                                                                            6,060,957.22
Group 1                                                                                   2,364,615.64
Group 2                                                                                   3,696,341.58

Servicing Fees                                                                              364,553.01
Group 1                                                                                     144,613.34
Group 2                                                                                     219,939.67

Trustee Fees                                                                                  2,916.43
Group 1                                                                                       1,156.94
Group 2                                                                                       1,759.49

Custodian Fee                                                                                 1,458.21
Group 1                                                                                         578.45
Group 2                                                                                         879.76

Trust Oversight Manager Fees                                                                 10,936.59
Group 1                                                                                       4,338.40
Group 2                                                                                       6,598.19

Interest Stop Advances (Total)                                                                5,028.88
Group 1                                                                                       1,465.02
Group 2                                                                                       3,563.86

Retro SSCRA (Total)                                                                           1,553.66
Group 1                                                                                       1,553.66
Group 2                                                                                           0.00
Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                   47
Group 1                                                                                             25
Group 2                                                                                             22

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected        8,824,857.40
Group 1                                                                                   5,006,699.07
Group 2                                                                                   3,818,158.33

Amount of Prepayment Penalties Collected                                                    263,491.58
Group 1                                                                                     133,111.97
Group 2                                                                                     130,379.61
Available Remitance Amount                                                               24,660,674.47

Principal Remittance Amount (Total)                                                      18,986,164.03
Group 1                                                                                   9,847,661.69
Group 2                                                                                   9,138,502.34

Interest Remittance Amount (Total)                                                        5,674,510.44
Group 1                                                                                   2,210,909.83
Group 2                                                                                   3,463,600.61

Pool Detail:
Beginning Number of Loans Outstanding                                                            4,502
Group 1                                                                                          2,026
Group 2                                                                                          2,476

Ending Number of Loans Outstanding                                                               4,405
Group 1                                                                                          1,976
Group 2                                                                                          2,429

Beginning Aggregate Loan Balance                                                        874,927,337.29
Group 1                                                                                 347,072,013.52
Group 2                                                                                 527,855,323.77

Ending Aggregate Loan Balance                                                           855,940,976.89
Group 1                                                                                 337,224,287.88
Group 2                                                                                 518,716,689.01

Current Advances                                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Aggregate Advances                                                                                0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Weighted Average Remaning Term To Maturity                                                         352
Group 1                                                                                            351
Group 2                                                                                            353

Weighted Average Net Mortgage Rate                                                            7.79186%
Group 1                                                                                       7.65465%
Group 2                                                                                       7.88208%

Interest Accrual Period
Start Date                                                                            October 25, 2006
End Date                                                                             November 27, 2006
Number of Days in Accrual Period                                                                    33


     Delinquent Mortgage Loans
              Group 1
             Category             Number      Principal Balance     Percentage
              1 Month               43             7,636,732.32          2.26%
              2 Month               35             5,347,906.01          1.59%
              3 Month               5                626,662.12          0.19%
               Total                83            13,611,300.45          4.04%
     Delinquent Mortgage Loans
              Group 2
             Category             Number      Principal Balance     Percentage
              1 Month               66            17,480,092.18          3.37%
              2 Month               37             7,293,055.59          1.41%
              3 Month               14             1,983,131.19          0.38%
               Total               117            26,756,278.96          5.16%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

                                  Bankruptcies
      Group Number    Number of Loans  Principal Balance  Percentage
               1             7               973,289.73        0.29%
               2             4               778,202.98        0.15%
          Total             11             1,751,492.71        0.20%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        6
Principal Balance of Bankruptcy Loans that are Current                                    825,156.89
Number of Bankruptcy Loans that are 1 Month Delinquent                                             1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                         148,132.84
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   7
Total Principal Balance of Bankruptcy Loans                                               973,289.73

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        4
Principal Balance of Bankruptcy Loans that are Current                                    778,202.98
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   4
Total Principal Balance of Bankruptcy Loans                                               778,202.98

                                  Foreclosures
  Group Number   Number of Loans  Principal Balance   Percentage
          1             28            4,488,006.20         1.33%
          2             41           11,008,432.34         2.12%
     Total              69           15,496,438.54         1.81%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                         28
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    4,488,006.20
Total Number of Foreclosure Loans                                                                 28
Total Principal Balance of Foreclosure Loans                                            4,488,006.20

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       202,355.56
Number of Foreclosure Loans that are 3+ Months Delinquent                                         40
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   10,806,076.78
Total Number of Foreclosure Loans                                                                 41
Total Principal Balance of Foreclosure Loans                                           11,008,432.34

                                 REO Properties
   Group Number      Number of Loans  Principal Balance     Percentage
            1               0                     0.00           0.00%
            2               0                     0.00           0.00%
       Total                0                     0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00


                         REO Property Scheduled Balance
    Group Number        Loan Number      REO Date  Schedule Principal Balance
                                                                         0.00
        Total                                                            0.00

            Principal Payoffs by Group occured in this Distribution
    Group Number          Number of Loans          Principal Balance  Percentage
             1                          0               9,684,016.88       2.87%
             2                          0               8,956,112.70       1.73%
        Total                           0              18,640,129.58       2.18%


                    Realized Loss Group Report
  Group Number        Current Loss    Cumulative Loss    Ending Balance  Balance of Liquidated Loans Net Liquidation Proceeds
        1                      0.00              0.00    337,224,287.88                        0.00                     0.00
        2                      0.00              0.00    518,716,689.01                        0.00                     0.00
      TOTAL                    0.00              0.00    855,940,976.89                        0.00                     0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                       0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Cumulative Realized Losses - Reduced by Recoveries                                                   0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00

Trigger Event         (Effective September 2009)                                                       NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 31.37% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           3.79684%
31.37% of of Senior Enhancement Percetage                                                        8.86045%
OR
TEST II - Trigger Event Occurrence                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.00000%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       42,663,435.32
Ending Overcollateralization Amount                                                         42,669,043.95
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      1,456,758.95
Payment to Class C                                                                           1,523,435.95

Certificate Interest Shortfall Detail:
Interest Carry Forward:
Interest Carryforward Balance with respect to such Distribution Date
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-3                                                                                            0.00
Class A-2                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                 0.00
Net Swap Payment Paid                                                                           52,054.74
Net Swap Receipt Due                                                                            67,184.39

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                   67,184.39
Withdrawals from the Swap Account                                                               67,184.39
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                           507.40
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                       507.40
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                          507.40

Interest Carryover Amount Paid This Period
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                          507.40

Remaining Interest Carryover Amount
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1a                                                0.00
Prepayment Interest Shortfall Allocated to Class A-1b                                                0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                      776.83

Relief Act Interest Shortfall Allocated to Class A-1a                                                0.00
Relief Act Interest Shortfall Allocated to Class A-1b                                                0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                 776.83

Available Net Funds Cap to Libor Certificates                                                    7.083509

One-Month LIBOR for Such Distribution Date                                                       5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1a                                                                                       5.450000
Class A-1b                                                                                       5.500000
Class A-2                                                                                        5.360000
Class A-3                                                                                        5.430000
Class A-4                                                                                        5.470000
Class A-5                                                                                        5.570000
Class M-1                                                                                        5.590000
Class M-2                                                                                        5.620000
Class M-3                                                                                        5.640000
Class M-4                                                                                        5.690000
Class M-5                                                                                        5.710000
Class M-6                                                                                        5.770000
Class M-7                                                                                        6.120000
Class M-8                                                                                        6.240000
Class M-9                                                                                        7.120000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.